Financial Liabilities - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)
Disclosure of financial liabilities [line items]
Notional amount	$ 42,052
Borrowings	39,768
Borrowing Agreements
Disclosure of financial liabilities [line items]
Interest expense on borrowings	2,308
Notional amount	42,052
Loan Agreement
Disclosure of financial liabilities [line items]
Borrowings	$ 3,177	$ 14,000,000
Borrowings, maturity	March 01, 2025
Overdraft Facility
Disclosure of financial liabilities [line items]
Borrowings, interest rate	11.00%	11.00%